Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of tax credit
	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Current tax:
Adjustment in respect of prior years	190	—	—

Deferred tax:
Origination and reversal of timing differences	(7,409)	(969)	—
Adjustment in respect of prior years	191	—	—
Effect of tax rate change on opening balance	1,324	—	—
Tax credit	(5,704)	(969)	—

Schedule of tax credit
	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Loss before tax from continuing operations	(549,213)	(99,847)	(17,964)

Current corporation tax rate of 19%	(104,350)	(18,971)	(3,413)
Impact of difference in overseas tax rates	(3,146)	—	—
Expenses not deductible for tax purposes	55,356	1,238	64
Adjustment in respect of previous periods	381	—	—
Impact of rate change	1,402	—	—
Deferred tax asset not recognized	69,563	17,733	3,349
Utilization of deferred tax previously unrecognized	(23,862)	—	—
Difference between corporation tax and deferred tax rate	(423)	—	—
Benefit of tax incentives	(625)	—	—
Research and development claim – prior year	—	(969)	—
Tax credit	(5,704)	(969)	—

Schedule of deferred tax liabilities
£’000
Deferred tax assets
Share-based payments	10,822
IFRS conversion	67
Short-term timing differences	119
Losses	2,081
Total deferred tax assets recognized	13,089

Deferred tax liabilities
Fixed asset temporary differences	(5,280)
Intangible asset differences	(6,632)
IFRS conversion / capital gains	(1,263)
Total deferred tax liabilities	(13,175)

Deferred tax liabilities, net	(86)
£’000
At January 1, 2021	—

Income tax recognized in the income statement	6,084
Prior year adjustments	(191)
Business combinations	(13,404)
Equity	7,425

At December 31, 2021	(86)

At December 31, 2020	—
At December 31, 2019	—